ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Table Text Block]
As of December 31, 2013 and 2012, the subsidiaries which principally affect the results of operations and financial condition of the Company are as follows:

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity

		2013	2012
Comtech Broadband Technology (Shenzhen) Co., Ltd. (Formerly known as “Comloca Technology (Shenzhen) Company Limited”) (“Comtech Broadband SZ”)	PRC	-	100%	Sales of electronics components and related products (note a)

Comtech Broadband Corporation Limited (“Comtech Broadband”)	Hong Kong	-	70%	Sales of electronics components and related products (note a)

Shenzhen Comtech International Limited (“Shenzhen Comtech”)	PRC	-	100%	Sales of electronics components and related products (notes a, c and d)

Shanghai Comtech Electronic Technology Company Limited (“Shanghai Comtech”)	PRC	-	100%	Sales of electronics components and related products (notes a, b and d)

Shanghai E&T System Company Limited (“Shanghai E & T”)	PRC	-	100%	Sales of electronics components and related products (notes a and d)

Shenzhen Huameng Software Company Limited (“Huameng PRC”)	PRC	-	100%	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services (note a)

Viewtran Technology (Shenzhen) Co., Limited (“Viewtran PRC”)	PRC	100%	100%	Provision of media communication and collaboration platforms and solutions

Comtech Digital Technology (Hong Kong) Limited (“Comtech Digital”)	Hong Kong	-	60%	Sales and development of digital and industrial applications, microcontrollers and complementary products (note a)

Comtech Industrial (Hong Kong) Limited (“Comtech Industrial”)	Hong Kong	-	100%	Sales and development of industrial applications, microcontrollers and complementary products (note a)

Mega Sky (Shenzhen) Limited (“Mega Sky SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions and research and development of software products

Mega Smart (Shenzhen) Limited (“Mega Smart SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

MDC Tech Inc. Limited (“MDC”)	Hong Kong	100%	100%	Sales of medical and healthcare devices and provision of enterprise solutions in industrial end-markets

Note a	These entities were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.

Note b
Prior to the Brilliant Transaction, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the legal shareholder of Shanghai Comtech in 2012 pursuant to which the legal shareholder of Shanghai Comtech agreed to hold the equity interest in Shanghai Comtech on behalf of the Company’s wholly-owned subsidiary, and waived its full rights and risks of ownership of the equity interests in favour of the Company’s wholly-owned subsidiary. Accordingly, the Company had control over Shanghai Comtech through such legal arrangements.

Both Shanghai Comtech and the above mentioned wholly-owned subsidiary of the Company were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.

Note c
Prior to the Brilliant Transaction, the Company exercised its control over Shenzhen Comtech through legal arrangements between Shenzhen Comtech’s legal shareholders (“Legal Shareholders”) and a wholly-owned subsidiary of the Company. The Legal Shareholders of Shenzhen Comtech are Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group, who hold 1% and 99% equity interest in Shenzhen Comtech respectively. The Legal Shareholders agreed to hold the equity interest in Shenzhen Comtech on behalf of the Company’s wholly-owned subsidiary, and waived their full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

Both Shenzhen Comtech and the above mentioned wholly-owned subsidiary of the Company were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.

Note d
Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in notes (b) and (c), with the Company’s wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company’s wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech and Shanghai Comtech, subsidiaries which the Company exercises its controls through legal arrangements (see note (b) for Shanghai Comtech and note (c) for Shenzhen Comtech), with equity interest of 19% and 81% respectively.

Shanghai Comtech, Shenzhen Comtech and Shanghai E&T were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.